CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Jun. 30, 2018
CONTINGENT ASSETS AND LIABILITIES [Abstract]
CONTINGENT ASSETS AND LIABILITIES
22.	CONTINGENT ASSETS AND LIABILITIES

(i)	Contingent Assets

As at the date of this report, no contingent assets had been identified at June 30, 2018 (2017: nil).

(ii)	Contingent Liabilities

As at the date of this report, no contingent liabilities had been identified at June 30, 2018 (2017: nil).